Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Carrying Amount of Property, Plant and Equipment
The carrying amount of property, plant and equipment for the years ended December 31, 2025, 2024, and 2023 is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Cost	(in thousands)
Land	$3,724	$3,724	$3,724
Buildings	83,269	66,132	70,072
Computer equipment and software	817,578	689,979	550,119
Office furniture and fixtures	60,617	51,849	45,856
Laboratory equipment	61,651	55,111	56,217
Leasehold improvements	72,275	62,034	55,000
Motor vehicles	76	65	79
Total cost	1,099,190	928,894	781,067
Accumulated depreciation and asset write offs	(703,466)	(546,015)	(419,883)
Property, plant and equipment (net)	$395,724	$382,879	$361,184